FINANCIAL INSTRUMENTS - Offsetting Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Total asset derivatives
Derivative asset	$ 208,811	$ 540
Total liability derivatives
Derivative liability	17,388	45,625
Commodity contract
Total asset derivatives
Gross amounts presented in the consolidated balance sheet	1,753	0
Gross amounts not offset in the consolidated balance sheet subject to netting agreements	(88)	0
Derivative asset	1,665	0
Total liability derivatives
Gross amounts presented in the consolidated balance sheet	88	0
Gross amounts not offset in the consolidated balance sheet subject to netting agreements	88	0
Derivative liability	$ 0	$ 0